Operating Leases (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Weighted average discount rate	5.00%	5.00%
Weighted average remaining lease term	1 year 7 months 6 days	2 years
Lease obligations	$ 219,420	$ 438,840
Right-of-use asset, amortization	$ 200,398	$ 310,706
Short Term Lease	12 years
Lewis Center Office [Member]
Monthly rent expenses	$ 1,575
Lease commencement date	Feb. 01, 2015
Lease expiry date	February 2020
2016 [Member] | Trailers [Member]
Monthly payments	$ 32,820
July 1, 2015 [Member] | Corsicana Warehouse [Member]
Lease term	five-year
Monthly rent expenses	$ 3,750
Operating lease liability	145,267
Monthly expenses pro rata basis	$ 882
September 1, 2019 [Member] | Grand Forks Office [Member]
Lease term	one-year
Monthly rent expenses	$ 590